STOCK-BASED COMPENSATION PLANS Stock option plan - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum		8.10%	8.10%
Unrecognized stock-based compensation cost (in dollars)	$ 5,451	$ 5,451	$ 5,451	$ 7,879	$ 3,754
Weighted average period for recognition of unrecognized stock-based compensation cost	2 years 3 months 18 days			2 years 9 months 24 days	2 years 5 months 24 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date	Nov. 13, 2023
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date	Mar. 05, 2019
Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years			4 years	4 years
Percentage of the award vesting at first anniversary	25.00%	25.00%	25.00%
Stock options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term	5 years
Stock option plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of issued and outstanding common shares available for issue if the lesser of two alternatives	7,000,000	7,000,000	7,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum		8.10%
Common shares available for future allocation under the plan	1,138,266	1,138,266	1,138,266